Shareholder Fees {- Fidelity Freedom® Income Fund}	Jul. 13, 2021 USD ($)
03.31 Fidelity Freedom Funds Combo PRO - Class K6-09 | Fidelity Freedom® Income Fund
Shareholder Fees:
(fees paid directly from your investment)	none